Revenue from contract with customers (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of disaggregation of revenue from contracts with customers
The table below presents revenue by service contract type and the timing of performance obligation satisfaction (in thousands):

	Three months ended March 31,
	2025	2024
Type of service (1)
Social casino game	$70,281	$79,824
Geographical market (1)
U.S.	61,014	70,186
International	9,267	9,638
Total	$70,281	$79,824
Timing of revenue recognition (1)
Over the time	70,203	79,603
At a point in time	78	221
Total	$70,281	$79,824
(1)iGaming revenues are excluded, amounting to $13,211 thousand for the three months ended March 31, 2025 and $8,319 thousand in the three months ended March 31, 2024
The following table disaggregates revenue between mobile and web platforms (in thousands):

	Three months ended March 31,
	2025	2024
Mobile	$51,439	$60,436
Web	18,842	19,388
Total (1)	$70,281	$79,824
(1)iGaming revenues are excluded, amounting to $13,211 thousand for the three months ended March 31, 2025 and $8,319 thousand in the three months ended March 31, 2024.

Disclosure of detailed information about contract assets and contract liabilities with customers
The following table summarizes our opening and closing balances in contract assets and contract liabilities (in thousands):

	March 31, 2025	December 31, 2024
Contract assets (1)	$424	$526
Contract liabilities (2)	1,413	1,754
(1)Contract assets are included within prepaid expenses and other assets in our consolidated interim financial position.
(2)The revenue recognized during the current year from the contract liabilities balance at the beginning of the reporting period is $1,754 thousand for the three months ended March 31, 2025 and $2,520 thousand for the three months ended March 31, 2024.